PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Tables)	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Schedule of partnership target distributions

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%